Share Based Compensation - Options Valuation Assumptions (Details) - Stock options	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)	6 years	6 years
Risk-free interest rate minimum (percentage)	2.61%	1.91%
Risk-free interest rate maximum (percentage)	3.00%	2.05%
Expected volatility minimum (percentage)	68.15%	68.61%
Expected volatility maximum (percentage)	72.99%	68.93%
Expected dividend yield (percentage)	0.00%	0.00%